Stock-Based Compensation - Schedule of of Stock-based Compensation Expense Recognized for all Stock-based Awards (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense recognized	$ 49,843	$ 6,021
Cost of sales [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense recognized	557	137
General and administrative [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense recognized	19,353	3,245
Sales and marketing [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense recognized	27,278	1,583
Research and development [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense recognized	$ 2,655	$ 1,056